Cover	Mar. 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 28, 2024
Entity Registrant Name	MANNATECH, INCORPORATED
Entity Address, City or Town	Flower Mound,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75028
Local Phone Number	471-7400
City Area Code	(972)
Entity Incorporation, State or Country Code	TX
Entity File Number	000-24657
Entity Tax Identification Number	75-2508900
Entity Address, Address Line One	1410 Lakeside Parkway, Suite 200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock,
Trading Symbol	MTEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001056358
Document Information [Line Items]
Document Period End Date	Mar. 28, 2024